Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from financial institutions	$ 2,426,142	$ 2,074,301
Interest-bearing deposits in other financial institutions	6,493,426	21,565,572
Cash and cash equivalents	8,919,568	23,639,873
Securities available for sale (at fair value)	34,572,103	36,503,903
Loans held for sale	5,534,983	1,263,263
Loans	149,658,931	165,243,881
Less: Allowance for loan losses	5,299,454	4,791,907
Net loans	144,359,477	160,451,974
Federal Home Loan Bank stock	450,800	479,800
Premises and equipment, net	10,404,865	10,874,176
Accrued interest receivable	746,143	781,334
Foreclosed assets	3,276,838	3,382,594
Other assets	386,524	568,580
Total assets	208,651,301	237,945,497
Deposits
Non-interest-bearing	33,281,198	33,326,683
Interest-bearing	158,264,038	185,936,494
Total deposits	191,545,236	219,263,177
Federal funds purchased and repurchase agreements	7,814,745	7,460,795
Notes payable	5,000,000	5,000,000
Subordinated debentures	4,500,000	4,500,000
Accrued expenses and other liabilities	1,211,702	875,738
Total liabilities	210,071,683	237,099,710
Shareholders’ equity
Preferred Stock, no par value: 1,000,000 shares authorized and none issued	0	0
Common Stock, no par value: 9,000,000 shares authorized; 1,468,800 issued and outstanding	13,296,691	13,296,691
Retained deficit	(15,084,431)	(12,617,022)
Accumulated other comprehensive income	367,358	166,118
Total shareholders’ equity	(1,420,382)	845,787
Total liabilities and shareholders’ equity	$ 208,651,301	$ 237,945,497